As filed with the Securities and Exchange Commission on March 10, 2004



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file Number 811-21123


                                  AGILEX FUNDS
                                  ------------

               (Exact name of registrant as specified in charter)


                     1200 SOUTH PINE ISLAND ROAD, SUITE 300
                     --------------------------------------
                            PLANTATION, FLORIDA 33324
                            -------------------------

               (Address of principal executive offices) (Zip code)


                               LARRY B. SCHWEIGER
                               ------------------

                     1200 SOUTH PINE ISLAND ROAD, SUITE 300
                     --------------------------------------

                            PLANTATION, FLORIDA 33324
                            -------------------------
                     (Name and address of agent for service)

                                 1-866-726-1700
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period: DECEMBER 31, 2003
                          -----------------

ITEM 1. ANNUAL REPORT
---------------------



                              BLACK DIAMOND FUNDS


                        PRINCIPAL PROTECTED 500 SERIES I

                        PRINCIPAL PROTECTED 100 SERIES I

                       PRINCIPAL PROTECTED 2000 SERIES I

                        PRINCIPAL PROTECTED 400 SERIES I

                        PRINCIPAL PROTECTED LS SERIES I

                          500 PROTECTED GROWTH FUND II

                          100 PROTECTED GROWTH FUND II

                          400 PROTECTED GROWTH FUND II

                         2000 PROTECTED GROWTH FUND II

                      TOTAL INDEX PROTECTED GROWTH FUND II

                          LS PROTECTED GROWTH FUND II





                                 ANNUAL REPORT
                               DECEMBER 31, 2003

Table of Contents

Annual Report to Shareholders ...............................................  1

Performance and Schedule of Investments
   Principal Protected 500 Series I Fund ....................................  3
   Principal Protected 100 Series I Fund ....................................  5
   Principal Protected 2000 Series I Fund ...................................  7
   Principal Protected 400 Series I Fund ....................................  9
   Principal Protected LS Series I Fund ..................................... 11

Statements of Assets and Liabilities ........................................ 13

Statements of Operations .................................................... 15

Statements of Changes in Net Assets ......................................... 16

Financial Highlights ........................................................ 17

Notes to Financial Statements ............................................... 23

Report of Independent Auditors .............................................. 30

Trustee Information ......................................................... 31

                              BLACK DIAMOND FUNDS
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 2003



Dear Shareholders:

First, let me thank all of you for entrusting us to manage, grow and protect your investment assets over the next several years. Since your investment into the Funds, we have changed our name to AGILEX Funds, effective February 13, 2004. AGILEX reflects our unique agility as a mutual fund company to potentially capitalize on all market conditions through actively managed, index-driven investing.

During our first year of operation, we have learned a great deal and achieved important milestones, overcoming many of the challenges of launching a new mutual fund organization. We successfully completed our first two Series offerings, implemented our alternative investment strategy, expanded our management team with mutual fund industry veterans, and most significantly, made key improvements to our Funds which we anticipate will enhance long-term performance of the Funds.

For our Series I shareholders, as a result of higher than anticipated interest rates on our Investment Date, we had less dollars to initially invest in our index-driven investment strategy than originally estimated. As a result, we got off to a slower than expected start. However, interest rates have more recently moved back in our favor, and we have significantly enhanced our exposure level capability to the indices through the use of various types of options, as provided for in our Prospectus. Consequently, we have seen marked improvement in Fund performance as reflected in our most recent NAVs. We maintain our belief that over the life of the investment period, we will achieve our stated investment objective of meeting or exceeding the benchmarks.

For our Series II shareholders, we are pleased to report on December 29, 2003, we closed the Series II offering of our six Protected Growth Funds. The interest rate environment was more favorable in early January 2004, so were able to implement our index-driven investment strategy with full exposure to the various stock market indices. We are pleased with our Series II Funds performance as they are either moving in concert with or, in certain cases, exceeding their benchmarks.

The Funds' subadvisor, Broadmark Asset Management, has indicated that they expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24 to 36 months with the greatest gains coming in the first year, which has just passed. At this juncture, we have no reason to believe that this pattern will not unfold. They also believe that at some point the Federal Reserve will tighten interest rates, and it is at that point that we would anticipate becoming more defensive. Until then, we continue to cautiously favor being long the indices.

Informationally, the Board of Trustees of the Funds recently approved changing the benchmark for our Total Index Growth Fund II and LS Growth Fund I and II (and future offerings of both of these Funds) to the S&P 500 Index, as a more recognizable and appropriate "growth" benchmark for investors to follow.

Again, it is our belief that, over time, our actively managed strategy of trading options and futures on the various leading stock market indices, combined with our flexibility to adjust our exposure to the equity markets, including moving our equity portfolios to 100% cash in down markets, and holding our Zero Coupon US Treasury Bonds to maturity, provides you with the best long-term opportunity to experience absolute returns, meeting or exceeding the benchmarks and providing downside risk protection.


Sincerely,





Larry B. Schweiger
Chairman

BLACK DIAMOND FUNDS
Principal Protected 500 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 500 Series I Fund returned (2.00)% over the period July 7, 2003 to December 31, 2003. That was below the S&P 500 Index, which returned 11.38% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Blue Shares           (2.00)%
--------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Green Shares          (2.00)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Blue Shares**         (6.12)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Green Shares**        (5.22)
--------------------------------------------------------------------------------
S&P 500 Index                                                         11.38
--------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 500 Series I Fund and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH                           FUND    INDEX
7/6/03                          9,579   10,000
7/31/03                         8,995   10,059
8/31/03                         9,033   10,255
9/30/03                         9,301   10,146
10/31/03                        9,139   10,720
11/30/03                        9,177   10,814
12/31/03                        9,388   11,382

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 500 Series I: Schedule of Investments
December 31, 2003


                                    FACEAMOUNT                       VALUE
                                   -------------               ------------
FIXED INCOME SECURITY -- 84.0%
U.S. Treasury Security -- 84.0%
 U.S. Treasury Strips
 0.00% due 05/15/10                                             $3,928,621
 (Cost $4,055,000) . . . . . . .   $ 5,003,000                  ----------

                                     NUMBER OF
                                     CONTRACTS
                                   -------------
OPTION -- 7.1%
Call Option -- 7.1%
 S&P 500 Composite Stock Index*
 December 2004, strike price @100                                  330,259
 (Cost $282,763) . . . . . . . .         1,000                  ----------

Total Investments -- 91.1%                                       4,258,880
 (Cost $4,337,763) . . . . . . .                                ----------
Cash and other assets
 less liabilities -- 8.9%. . . .                                   415,094
                                                                ----------
Net Assets -- 100.0% . . . . . .                                $4,673,974
                                                                ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 100 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 100 Series I Fund returned (0.74)% over the period July 7, 2003 to December 31, 2003. That was below the Nasdaq 100 Index, which returned 11.94% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Blue Shares           (0.74) %
--------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Green Shares          (0.74)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Blue Shares**         (4.91)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Green Shares**        (4.00)
--------------------------------------------------------------------------------
Nasdaq 100 Index                                                      11.94
--------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 100 Series I Fund and the Nasdaq 100 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


MONTH                           FUND            INDEX
7/6/03                          9,579           10,000
7/31/03                         8,976           10,372
8/31/03                         9,091           10,897
9/30/03                         9,340           10,593
10/31/03                        9,292           11,516
11/30/03                        9,368           11,583
12/31/03                        9,509           11,940


Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 100 Series I: Schedule of Investments
December 31, 2003

                                    FACEAMOUNT                       VALUE
                                   -------------               ------------
FIXED INCOME SECURITY -- 84.1%
U.S. Treasury Security -- 84.1%
 U.S. Treasury Strips
 0.00% due 05/15/10                                             $2,175,936
 (Cost $2,245,924) . . . . . . .   $ 2,771,000                  ----------

                                     NUMBER OF
                                     CONTRACTS
                                   -------------
OPTION -- 7.9%
Call Option -- 7.9%
 Nasdaq-100 Index*
 December 2004, strike price @100                                  205,631
 (Cost $166,498) . . . . . . . .         1,000                  ----------

Total Investments -- 92.0%                                       2,381,567
 (Cost $2,412,422) . . . . . . .                                ----------
Cash and other assets
 less liabilities -- 8.0%. . . .                                   207,054
                                                                ----------
Net Assets -- 100.0% . . . . . .                                $2,588,621
                                                                ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 2000 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 2000 Series I Fund returned 0.87% over the period July 7, 2003 to December 31, 2003. That was below the Russell 2000 Index, which returned 12.27% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Blue Shares          0.87%
--------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Green Shares         0.97
--------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Blue Shares**        (3.37)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Green Shares**       (2.35)
--------------------------------------------------------------------------------
Russell 2000 Index                                                    12.27
--------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 2000 Series I Fund and the Russell 2000 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH                           FUND    INDEX
7/6/03                          9,579   10,000
7/31/03                         9,053   10,438
8/31/03                         9,167   10,917
9/30/03                         9,407   10,716
10/31/03                        9,388   11,616
11/30/03                        9,617   12,028
12/31/03                        9,663   12,273

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 2000 Series I: Schedule of Investments
December 31, 2003

                                     FACEAMOUNT                       VALUE
                                    -------------               ------------
FIXED INCOME SECURITY -- 83.1%
U.S. Treasury Security -- 83.1%
 U.S. Treasury Strips
 0.00% due 05/15/10                                              $1,527,317
 (Cost $1,576,443). . . . . . . .   $ 1,945,000                  ----------

                                      NUMBER OF
                                      CONTRACTS
                                    -------------
OPTION -- 7.9%
Call Option -- 7.9%
 Russell 2000 Index*
 December 2004, strike price @ 100                                  144,357
 (Cost $124,053). . . . . . . . .         1,000                  ----------

Total Investments -- 91.0%                                        1,671,674
 (Cost $1,700,496). . . . . . . .                                ----------
Cash and other assets
 less liabilities -- 9.0% . . . .                                   165,747
                                                                 ----------
Net Assets -- 100.0%  . . . . . .                                $1,837,421
                                                                 ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 400 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 400 Series I Fund returned (0.54)% over the period July 7, 2003 to December 31, 2003. That was below the S&P Mid-Cap 400 Index, which returned 11.88% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Blue Shares           (0.54)%
--------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Green Shares          (0.44)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Blue Shares**         (4.73)
--------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Green Shares**        (3.71)
--------------------------------------------------------------------------------
S&P Mid-Cap 400 Index                                                 11.88
--------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 400 Series I Fund and the S&P Mid-Cap 400 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH                           FUND    INDEX
7/6/03                          9,579   10,000
7/31/03                         9,062   10,198
8/31/03                         9,148   10,660
9/30/03                         9,397   10,497
10/31/03                        9,311   11,291
11/30/03                        9,455   11,684
12/31/03                        9,527   11,881


Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 400 Series I: Schedule of Investments
December 31, 2003

                                 FACEAMOUNT                              VALUE
                                -------------               -------------------
FIXED INCOME SECURITY -- 82.9%
U.S. Treasury Security -- 82.9%
 U.S. Treasury Strips
 0.00% due 05/15/10                                          $         1,521,035
 (Cost $1,569,962). . . . . .   $ 1,937,000                  -----------------

                                  NUMBER OF
                                  CONTRACTS
                                -------------
OPTION -- 6.7%
Call Option -- 6.7%
 S&P Mid-Cap 400 Index*
 December 2004, strike price @
  100                                 1,000
 (Cost $110,645). . . . . . .                                          123,592
                                                             -----------------

Total Investments -- 89.6%                                             1,644,627
 (Cost $1,680,607). . . . . .                                -----------------
Cash and other assets
 less liabilities -- 10.4%. .                                          190,181
                                                             -----------------
Net Assets -- 100.0%  . . . .                                $1,834,808
                                                             =================

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected LS Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected LS Series I Fund returned 0.67% over the period July 7, 2003 to December 31, 2003. That was below the CSFB Tremont Hedge Fund Long/Short Equity Index, which returned 10.94% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Blue Shares            0.67%
-------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Green Shares           0.57
-------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Blue Shares**          (3.67)
-------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Green Shares**         (2.83)
-------------------------------------------------------------------------------
CSFB Tremont Hedge Fund Long/Short Equity Index***                    10.94
-------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund's investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

*** This index is published on a full calendar month basis only. The return listed is for the full calendar month.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected LS Series I Fund and the CSFB Tremont Hedge Fund Long/Short Equity Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH                           FUND    INDEX
7/6/03                          9,579   10,000
7/31/03                         9,062   10,027
8/31/03                         9,110   10,131
9/30/03                         9,349   10,254
10/31/03                        9,359   10,506
11/30/03                        9,589   10,685
12/31/03                        9,633   10,941

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected LS Series I: Schedule of Investments
December 31, 2003

                                     FACEAMOUNT                       VALUE
                                    -------------               ------------
FIXED INCOME SECURITY -- 80.7%
U.S. Treasury Security -- 80.7%
 U.S. Treasury Strips
 0.00% due 05/15/10                                              $1,138,617
 (Cost $1,175,187). . . . . . . .   $ 1,450,000                  ----------

                                      NUMBER OF
                                      CONTRACTS
                                    -------------
OPTION -- 10.2%
Call Option -- 10.2%
 Russell 2000 Index*
 December 2004, strike price @ 100                                  144,357
 (Cost $124,054). . . . . . . . .         1,000                  ----------

Total Investments -- 90.9%                                        1,282,974
 (Cost $1,299,241). . . . . . . .                                ----------
Cash and other assets
 less liabilities -- 9.1% . . . .                                   127,878
                                                                 ----------
Net Assets -- 100.0%  . . . . . .                                $1,410,852
                                                                 ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Assets and Liabilities
December 31, 2003

                                                             PRINCIPAL            PRINCIPAL
                                                             PROTECTED            PROTECTED
                                                           500 SERIES I         100 SERIES I
                                                           ------------         ------------
ASSETS:
 Investments at Cost . . . . . . . . . . . . . . . . . .   $ 4,337,763          $ 2,412,422
 Investments at Value. . . . . . . . . . . . . . . . . .   $ 4,258,880          $ 2,381,567
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .       459,269              237,174
Receivables:
 Due from Adviser. . . . . . . . . . . . . . . . . . . .            --                   --
 Interest  . . . . . . . . . . . . . . . . . . . . . .             220                   83
 Investment Securities Sold. . . . . . . . . . . . . . .            --                   --
 Fund Shares Sold. . . . . . . . . . . . . . . . . . . .            --                   --
 Other . . . . . . . . . . . . . . . . . . . . . . . . .           904                  550
                                                           -----------          -----------
 TOTAL ASSETS  . . . . . . . . . . . . . . . . . . . . .     4,719,273            2,619,374
                                                           -----------          -----------
LIABILITIES:
Payables:
 Advisory Fees . . . . . . . . . . . . . . . . . . . . .         4,577                2,752
 Administrative  . . . . . . . . . . . . . . . . . . . .         2,363                1,570
 Fund Shares Redeemed. . . . . . . . . . . . . . . . . .            --                   --
 Dividends Declared. . . . . . . . . . . . . . . . . . .            --                   28
 Distribution and Service Fees . . . . . . . . . . . . .         7,823                5,491
 Bank Overdraft. . . . . . . . . . . . . . . . . . . . .            --                   --
 Trustees' Fees  . . . . . . . . . . . . . . . . . . . .         6,063                3,040
 Professional Services . . . . . . . . . . . . . . . . .        22,318               16,462
Accrued Expenses . . . . . . . . . . . . . . . . . . . .         2,155                1,410
                                                           -----------          -----------
 TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . .        45,299               30,753
                                                           -----------          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .   $ 4,673,974          $ 2,588,621
                                                           ===========          ===========
NET ASSETS CONSIST OF:
Paid-in Capital. . . . . . . . . . . . . . . . . . . . .   $ 4,752,857          $ 2,619,476
Undistributed Net Gain . . . . . . . . . . . . . . . . .            --                   --
Net Unrealized Depreciation. . . . . . . . . . . . . . .       (78,883)             (30,855)
                                                           -----------          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .   $ 4,673,974          $ 2,588,621
                                                           ===========          ===========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .   $ 4,091,942          $ 2,489,502
                                                           -----------          -----------
Shares Outstanding (unlimited authorized, $.01 par value)      417,250              252,043
                                                           -----------          -----------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .   $      9.81          $      9.88
                                                           -----------          -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 4.25% offering price)  . . . . . . . . .   $     10.25          $     10.32
                                                           -----------          -----------
GREEN SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .   $   582,032          $    99,119
                                                           -----------          -----------
Shares Outstanding (unlimited authorized, $.01 par value)       59,342               10,032
                                                           -----------          -----------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .   $      9.81          $      9.88
                                                           -----------          -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 3.25% offering price)  . . . . . . . . .   $     10.14          $     10.21
                                                           -----------          -----------

                                                             PRINCIPAL
                                                             PROTECTED
                                                           2000 SERIES I
                                                           -------------

ASSETS:
 Investments at Cost . . . . . . . . . . . . . . . . . .     $ 1,700,496
 Investments at Value. . . . . . . . . . . . . . . . . .     $ 1,671,674
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .         191,388
Receivables:
 Due from Adviser. . . . . . . . . . . . . . . . . . . .              --
 Interest  . . . . . . . . . . . . . . . . . . . . . . .              82
 Investment Securities Sold. . . . . . . . . . . . . . .              --
 Fund Shares Sold. . . . . . . . . . . . . . . . . . . .              --
 Other . . . . . . . . . . . . . . . . . . . . . . . . .             369
                                                           -------------
 TOTAL ASSETS  . . . . . . . . . . . . . . . . . . . . .       1,863,513
                                                           -------------
LIABILITIES:
Payables:
 Advisory Fees . . . . . . . . . . . . . . . . . . . . .           1,848
 Administrative  . . . . . . . . . . . . . . . . . . . .           1,019
 Fund Shares Redeemed. . . . . . . . . . . . . . . . . .           5,486
 Dividends Declared. . . . . . . . . . . . . . . . . . .             131
 Distribution and Service Fees . . . . . . . . . . . . .           3,983
 Bank Overdraft. . . . . . . . . . . . . . . . . . . . .              --
 Trustees' Fees  . . . . . . . . . . . . . . . . . . . .           2,219
 Professional Services . . . . . . . . . . . . . . . . .          10,517
Accrued Expenses . . . . . . . . . . . . . . . . . . . .             889
                                                           -------------
 TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . .          26,092
                                                           -------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .     $ 1,837,421
                                                           =============
NET ASSETS CONSIST OF:
Paid-in Capital. . . . . . . . . . . . . . . . . . . . .     $ 1,847,431
Undistributed Net Gain . . . . . . . . . . . . . . . . .          18,812
Net Unrealized Depreciation. . . . . . . . . . . . . . .         (28,822)
                                                           -------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .     $ 1,837,421
                                                           =============
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .     $ 1,736,615
                                                           -------------
Shares Outstanding (unlimited authorized, $.01 par value)        176,440
                                                           -------------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .     $      9.84
                                                           -------------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 4.25% offering price)  . . . . . . . . .     $     10.28
                                                           -------------
GREEN SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .     $   100,806
                                                           -------------
Shares Outstanding (unlimited authorized, $.01 par value)         10,235
                                                           -------------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .     $      9.85
                                                           -------------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 3.25% offering price)  . . . . . . . . .     $     10.18
                                                           -------------

                                                             PRINCIPAL           PRINCIPAL
                                                             PROTECTED           PROTECTED
                                                           400 SERIES I         LS SERIES I
                                                           ------------         -----------
ASSETS:
 Investments at Cost . . . . . . . . . . . . . . . . . .   $ 1,680,607          $ 1,299,241
 Investments at Value. . . . . . . . . . . . . . . . . .   $ 1,644,627          $ 1,282,974
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .       210,519                   --
Receivables:
 Due from Adviser. . . . . . . . . . . . . . . . . . . .            --                7,039
 Interest  . . . . . . . . . . . . . . . . . . . . . . .            54                   99
 Investment Securities Sold. . . . . . . . . . . . . . .            --              235,539
 Fund Shares Sold. . . . . . . . . . . . . . . . . . . .            --                   78
 Other . . . . . . . . . . . . . . . . . . . . . . . . .           373                  406
                                                           -----------          -----------
 TOTAL ASSETS  . . . . . . . . . . . . . . . . . . . . .     1,855,573            1,526,135
                                                           -----------          -----------
LIABILITIES:
Payables:
 Advisory Fees . . . . . . . . . . . . . . . . . . . . .         1,866                   --
 Administrative  . . . . . . . . . . . . . . . . . . . .         1,028                1,129
 Fund Shares Redeemed. . . . . . . . . . . . . . . . . .            --                3,054
 Dividends Declared. . . . . . . . . . . . . . . . . . .            75                   74
 Distribution and Service Fees . . . . . . . . . . . . .         4,066                3,171
 Bank Overdraft. . . . . . . . . . . . . . . . . . . . .            --               92,875
 Trustees' Fees  . . . . . . . . . . . . . . . . . . . .         2,240                2,222
 Professional Services . . . . . . . . . . . . . . . . .        10,588               11,825
Accrued Expenses . . . . . . . . . . . . . . . . . . . .           902                  933
                                                           -----------          -----------
 TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . .        20,765              115,283
                                                           -----------          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .   $ 1,834,808          $ 1,410,852
                                                           ===========          ===========
NET ASSETS CONSIST OF:
Paid-in Capital. . . . . . . . . . . . . . . . . . . . .   $ 1,861,265          $ 1,410,986
Undistributed Net Gain . . . . . . . . . . . . . . . . .         9,523               16,133
Net Unrealized Depreciation. . . . . . . . . . . . . . .       (35,980)             (16,267)
                                                           -----------          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . .   $ 1,834,808          $ 1,410,852
                                                           ===========          ===========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .   $ 1,735,436          $ 1,310,503
                                                           -----------          -----------
Shares Outstanding (unlimited authorized, $.01 par value)      176,910              132,161
                                                           -----------          -----------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .   $      9.81          $      9.92
                                                           -----------          -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 4.25% offering price)  . . . . . . . . .   $     10.25          $     10.36
                                                           -----------          -----------
GREEN SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . .   $    99,372          $   100,349
                                                           -----------          -----------
Shares Outstanding (unlimited authorized, $.01 par value)       10,123               10,123
                                                           -----------          -----------
NET ASSET VALUE PER SHARE  . . . . . . . . . . . . . . .   $      9.82          $      9.91
                                                           -----------          -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 3.25% offering price)  . . . . . . . . .   $     10.15          $     10.24
                                                           -----------          -----------

                                      500            100            400           2000        TOTAL INDEX       LS
                                   PROTECTED      PROTECTED      PROTECTED      PROTECTED      PROTECTED     PROTECTED
                                    GROWTH         GROWTH         GROWTH         GROWTH         GROWTH        GROWTH
                                    FUND II        FUND II        FUND II        FUND II        FUND II       FUND II
                                  ----------     ----------     ----------     ----------     -----------    ---------
ASSETS:
Cash. . . . . . . . . . . . . .   $1,927,741     $1,547,670     $  970,021     $  796,917     $6,929,195     $  695,796
Receivables:
 Fund Shares Sold . . . . . . .           --             --         14,322         23,868      1,197,821         22,947
 Due from Advisor . . . . . . .        7,603          6,181          3,798          2,706         12,477          1,058
Deferred Offering Costs . . . .        7,603          6,181          3,798          2,706         12,477          1,058
Other . . . . . . . . . . . . .          273            227            143            108            443             32
                                  ----------     ----------     ----------     ----------     ----------     ----------
 TOTAL ASSETS . . . . . . . . .    1,943,220      1,560,259        992,082        826,305      8,152,413        720,891
                                  ----------     ----------     ----------     ----------     ----------     ----------
LIABILITIES:
Payables:
 Trustees' Fees . . . . . . . .        1,712          1,376            839            584          2,599            223
 Professional Services. . . . .        7,002          5,632          3,433          2,391         10,629            913
 Offering Costs . . . . . . . .        7,603          6,181          3,798          2,706         12,477          1,058
Accrued Expenses. . . . . . . .          809            658            412            280          1,237            106
                                  ----------     ----------     ----------     ----------     ----------     ----------
 TOTAL LIABILITIES  . . . . . .       17,126         13,847          8,482          5,961         26,942          2,300
                                  ----------     ----------     ----------     ----------     ----------     ----------
 NET ASSETS . . . . . . . . . .   $1,926,094     $1,546,412     $  983,600     $  820,344     $8,125,471     $  718,591
                                  ==========     ==========     ==========     ==========     ==========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital . . . . . . . .   $1,926,094     $1,546,412     $  983,600     $  820,344     $8,125,471     $  718,594
Net Loss. . . . . . . . . . . .           --             --             --             --             --             (3)
                                  ----------     ----------     ----------     ----------     ----------     ----------
 NET ASSETS . . . . . . . . . .   $1,926,094     $1,546,412     $  983,600     $  820,344     $8,125,471     $  718,591
                                  ==========     ==========     ==========     ==========     ==========     ==========
MAXIMUM OFFERING PRICE PER
 SHARE:
Net Assets. . . . . . . . . . .   $1,926,094     $1,546,412     $  983,600     $  820,344     $8,125,471     $  718,591
                                  ----------     ----------     ----------     ----------     ----------     ----------
Shares Outstanding (unlimited
 authorized, $.01 par value). .      192,610        154,640         98,360         82,034        812,547         71,861
                                  ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE PER SHARE . . .   $    10.00     $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                  ----------     ----------     ----------     ----------     ----------     ----------
MAXIMUM OFFERING PRICE PER SHARE
 (Net Asset Value Per
 Share/(100% -- 4.50% offering
 price) . . . . . . . . . . . .   $    10.47     $    10.47     $    10.47     $    10.47     $    10.47     $    10.47
                                  ----------     ----------     ----------     ----------     ----------     ----------

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Assets and Liabilities
December 31, 2003 (cont'd)
The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Operations
For the Period Ended December 31, 2003

                                                            PRINCIPAL            PRINCIPAL
                                                            PROTECTED            PROTECTED
                                                           500 SERIES I*        100 SERIES I*
                                                           ------------         -------------
INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .     $     85,439          $    54,148
                                                          -----------           -----------
EXPENSES:
Advisory. . . . . . . . . . . . . . . . . . . . . . .           27,615               17,834
Distribution and Service Fees:
 Blue Class . . . . . . . . . . . . . . . . . . . . .           30,901               22,238
 Green Class. . . . . . . . . . . . . . . . . . . . .            5,617                1,733
 Silver Class . . . . . . . . . . . . . . . . . . . .                9                    9
 Gold Class . . . . . . . . . . . . . . . . . . . . .                9                    9
Offering costs. . . . . . . . . . . . . . . . . . . .           61,095               43,048
Professional Services . . . . . . . . . . . . . . . .           29,096               20,977
Administration. . . . . . . . . . . . . . . . . . . .            6,970                4,586
Shareholder Reports . . . . . . . . . . . . . . . . .            1,699                1,135
Trustees' Fees and Expenses . . . . . . . . . . . . .            8,309                4,620
Registration Fees . . . . . . . . . . . . . . . . . .            7,917                4,712
Other . . . . . . . . . . . . . . . . . . . . . . . .            2,382                1,624
                                                           -----------          -----------
 TOTAL EXPENSES . . . . . . . . . . . . . . . . . . .          181,619              122,525
                                                           -----------          -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .          (96,180)             (68,377)
                                                           -----------          -----------
REALIZED GAIN (LOSS):
Investment Securities . . . . . . . . . . . . . . . .          (48,925)             (58,145)
Options . . . . . . . . . . . . . . . . . . . . . . .           78,283               85,663
                                                           -----------          -----------
 Net Gain . . . . . . . . . . . . . . . . . . . . . .           29,358               27,518
                                                           -----------          -----------
CHANGE IN NET UNREALIZED DEPRECIATION:
 Investment Securities. . . . . . . . . . . . . . . .         (126,379)             (69,988)
 Options. . . . . . . . . . . . . . . . . . . . . . .           47,496               39,133
                                                           -----------          -----------
 Net Unrealized Depreciation. . . . . . . . . . . . .          (78,883)             (30,855)
                                                           -----------          -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS). . . . . . .          (49,525)              (3,337)
                                                           -----------          -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS  . . . . . . . . . . . . . . . . . . . .     $   (145,705)         $   (71,714)
                                                          ============          ============

                                                            PRINCIPAL
                                                            PROTECTED
                                                          2000 SERIES I*
                                                          --------------

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .       $   37,147
                                                          ------------
EXPENSES:
Advisory. . . . . . . . . . . . . . . . . . . . . . .           12,349
Distribution and Service Fees:
 Blue Class . . . . . . . . . . . . . . . . . . . . .           15,994
 Green Class. . . . . . . . . . . . . . . . . . . . .              674
 Silver Class . . . . . . . . . . . . . . . . . . . .                9
 Gold Class . . . . . . . . . . . . . . . . . . . . .                9
Offering costs. . . . . . . . . . . . . . . . . . . .           27,441
Professional Services . . . . . . . . . . . . . . . .           13,727
Administration. . . . . . . . . . . . . . . . . . . .            3,120
Shareholder Reports . . . . . . . . . . . . . . . . .              711
Trustees' Fees and Expenses . . . . . . . . . . . . .            3,216
Registration Fees . . . . . . . . . . . . . . . . . .            3,172
Other . . . . . . . . . . . . . . . . . . . . . . . .            1,031
                                                          ------------
 TOTAL EXPENSES . . . . . . . . . . . . . . . . . . .           81,453
                                                          ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .          (44,306)
                                                          ------------
REALIZED GAIN (LOSS):
Investment Securities . . . . . . . . . . . . . . . .          (26,503)
Options . . . . . . . . . . . . . . . . . . . . . . .          115,716
                                                          ------------
 Net Gain . . . . . . . . . . . . . . . . . . . . . .           89,213
                                                          ------------
CHANGE IN NET UNREALIZED DEPRECIATION:
 Investment Securities. . . . . . . . . . . . . . . .          (49,126)
 Options. . . . . . . . . . . . . . . . . . . . . . .           20,304
                                                          ------------
 Net Unrealized Depreciation. . . . . . . . . . . . .          (28,822)
                                                          ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS). . . . . . .           60,391
                                                          ------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS  . . . . . . . . . . . . . . . . . . . .     $     16,085
                                                          ============

                                                            PRINCIPAL            PRINCIPAL
                                                            PROTECTED            PROTECTED
                                                           400 SERIES I*        LS SERIES I*
                                                           ------------         ------------
INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .      $    37,745          $    35,586
                                                           -----------          -----------
EXPENSES:
Advisory. . . . . . . . . . . . . . . . . . . . . . .           12,564                3,015
Distribution and Service Fees:
 Blue Class . . . . . . . . . . . . . . . . . . . . .           16,306               11,870
 Green Class. . . . . . . . . . . . . . . . . . . . .              671                2,165
 Silver Class . . . . . . . . . . . . . . . . . . . .                9                   10
 Gold Class . . . . . . . . . . . . . . . . . . . . .                9                   10
Offering costs. . . . . . . . . . . . . . . . . . . .           27,644               30,772
Professional Services . . . . . . . . . . . . . . . .           13,865               14,718
Administration. . . . . . . . . . . . . . . . . . . .            3,168                3,140
Shareholder Reports . . . . . . . . . . . . . . . . .              719                  736
Trustees' Fees and Expenses . . . . . . . . . . . . .            3,257                3,249
Registration Fees . . . . . . . . . . . . . . . . . .            3,194                3,455
Other . . . . . . . . . . . . . . . . . . . . . . . .            1,053                1,079
                                                           -----------          -----------
 TOTAL EXPENSES . . . . . . . . . . . . . . . . . . .           82,459               74,219
                                                           -----------          -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .          (44,714)             (38,633)
                                                           -----------          -----------
REALIZED GAIN (LOSS):
Investment Securities . . . . . . . . . . . . . . . .          (28,168)             (46,733)
Options . . . . . . . . . . . . . . . . . . . . . . .           85,157              103,993
                                                           -----------          -----------
 Net Gain . . . . . . . . . . . . . . . . . . . . . .           56,989               57,260
                                                           -----------          -----------
CHANGE IN NET UNREALIZED DEPRECIATION:
 Investment Securities. . . . . . . . . . . . . . . .          (48,927)            (36,570)
 Options. . . . . . . . . . . . . . . . . . . . . . .           12,947               20,303
                                                           -----------          -----------
 Net Unrealized Depreciation. . . . . . . . . . . . .          (35,980)             (16,267)
                                                           -----------          -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS). . . . . . .           21,009               40,993
                                                           -----------          -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS  . . . . . . . . . . . . . . . . . . . .      $   (23,705)         $     2,360
                                                           ===========          ===========

                           500        100        400       2000     TOTAL INDEX      LS
                        PROTECTED  PROTECTED  PROTECTED  PROTECTED   PROTECTED    PROTECTED
                         GROWTH     GROWTH     GROWTH     GROWTH      GROWTH       GROWTH
                        FUND II*   FUND II*   FUND II*   FUND II*    FUND II*     FUND II*
                        ---------  ---------  ---------  ---------  -----------  -----------
INVESTMENT INCOME:
Interest. . . . . . .   $ 1,937    $ 1,499    $    883   $    556    $  2,016     $    185
                        -------    -------    --------   --------    --------     --------
EXPENSES:
Professional Services     7,002      5,632       3,433      2,391      10,629          913
Shareholder Reports .       700        563         343        239       1,063           91
Trustees' Fees and
 Expenses . . . . . .     1,712      1,376         839        585       2,598          222
Other . . . . . . . .       126        109          66         47         203           17
                        -------    -------    --------   --------    --------     --------
 TOTAL EXPENSES . . .     9,540      7,680       4,681      3,262      14,493        1,243
                        -------    -------    --------   --------    --------     --------
Reimbursement of
 Expenses . . . . . .    (7,603)    (6,181)    (3,798)    (2,706)     (12,477)     (1,058)
                        -------    -------    --------   --------    --------     --------
 NET EXPENSES . . . .     1,937      1,499         883        556       2,016          185
                        -------    -------    --------   --------    --------     --------
 NET INVESTMENT INCOME       --         --          --         --          --           --
                        -------    -------    --------   --------    --------     --------
REALIZED LOSS:
Investment Securities        --         --          --         --          --           (3)
                        -------    -------    --------   --------    --------     --------
 NET DECREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS . .   $    --    $    --    $     --   $     --    $     --     $     (3)
                        =======    =======    ========   ========    ========     ========
* Commencement of operations for Series I and Series II is April 17, 2003 and October 2,
 2003, respectively.

                                                            PRINCIPAL            PRINCIPAL
                                                            PROTECTED            PROTECTED
                                                           500 SERIES I*        100 SERIES I*
                                                           ------------         ------------
OPERATIONS:
Net Investment Loss . . . . . . . . . . . . . . . . .      $   (96,180)         $   (68,377)
Net Realized Gain . . . . . . . . . . . . . . . . . .           29,358               27,518
Net Unrealized Loss . . . . . . . . . . . . . . . . .          (78,883)             (30,855)
                                                           -----------          -----------
 Net Increase (Decrease) in Net Assets from Operations        (145,705)             (71,714)
                                                           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
 Distributions from net realized gain . . . . . . . .               --               (4,821)
 Distributions from paid-in capital . . . . . . . . .               --              (12,294)
Green Shares
 Distributions from net realized gain . . . . . . . .               --                 (388)
 Distributions from paid-in capital . . . . . . . . .               --                 (988)
                                                           -----------          -----------
Decrease in net assets due to distributions . . . . .               --              (18,491)
                                                           -----------          -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions. . . . . . . . . . . . . . . . .        4,799,679            2,658,826
                                                           -----------          -----------
 INCREASE IN NET ASSETS . . . . . . . . . . . . . . .        4,653,974            2,568,621
 NET ASSETS, BEGINNING OF PERIOD  . . . . . . . . . .           20,000               20,000
                                                           -----------          -----------
 NET ASSETS, END OF PERIOD  . . . . . . . . . . . . .      $ 4,673,974          $ 2,588,621
                                                           ===========          ===========
 Undistributed Net Investment Income                       $        --          $        --
                                                           ===========          ===========

                                                             PRINCIPAL
                                                             PROTECTED
                                                           2000 SERIES I*
                                                           --------------

OPERATIONS:
Net Investment Loss . . . . . . . . . . . . . . . . .      $      (44,306)
Net Realized Gain . . . . . . . . . . . . . . . . . .              89,213
Net Unrealized Loss . . . . . . . . . . . . . . . . .             (28,822)
                                                           --------------
 Net Increase (Decrease) in Net Assets from Operations             16,085
                                                           --------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
 Distributions from net realized gain . . . . . . . .             (52,857)
 Distributions from paid-in capital . . . . . . . . .                  --
Green Shares
 Distributions from net realized gain . . . . . . . .              (2,585)
 Distributions from paid-in capital . . . . . . . . .                  --
                                                           --------------
Decrease in net assets due to distributions . . . . .             (55,442)
                                                           --------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions. . . . . . . . . . . . . . . . .           1,856,778
                                                           --------------
 INCREASE IN NET ASSETS . . . . . . . . . . . . . . .           1,817,421
 NET ASSETS, BEGINNING OF PERIOD  . . . . . . . . . .              20,000
                                                           --------------
 NET ASSETS, END OF PERIOD  . . . . . . . . . . . . .      $    1,837,421
                                                           ==============
 Undistributed Net Investment Income                       $           --
                                                           ==============

                                                            PRINCIPAL            PRINCIPAL
                                                            PROTECTED            PROTECTED
                                                           400 SERIES I*        LS SERIES I*
                                                           -------------        ------------
OPERATIONS:
Net Investment Loss . . . . . . . . . . . . . . . . .      $   (44,714)         $   (38,633)
Net Realized Gain . . . . . . . . . . . . . . . . . .           56,989               57,260
Net Unrealized Loss . . . . . . . . . . . . . . . . .          (35,980)             (16,267)
                                                           -----------          -----------
 Net Increase (Decrease) in Net Assets from Operations         (23,705)               2,360
                                                           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
 Distributions from net realized gain . . . . . . . .          (30,869)             (29,509)
 Distributions from paid-in capital . . . . . . . . .               --                   --
Green Shares
 Distributions from net realized gain . . . . . . . .           (1,472)              (5,722)
 Distributions from paid-in capital . . . . . . . . .               --                   --
                                                           -----------          -----------
Decrease in net assets due to distributions . . . . .          (32,341)             (35,231)
                                                           -----------          -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions. . . . . . . . . . . . . . . . .        1,870,854            1,423,723
                                                           -----------          -----------
 INCREASE IN NET ASSETS . . . . . . . . . . . . . . .        1,814,808            1,390,852
 NET ASSETS, BEGINNING OF PERIOD  . . . . . . . . . .           20,000               20,000
                                                           -----------          -----------
 NET ASSETS, END OF PERIOD  . . . . . . . . . . . . .      $ 1,834,808          $ 1,410,852
                                                           ===========          ===========
 Undistributed Net Investment Income                       $        --          $        --
                                                           ===========          ===========

                                                            PROTECTED            PROTECTED
                                                             GROWTH               GROWTH
                                                             FUND II*            FUND II*
                                                           -----------          -----------
OPERATIONS:
Net Investment Income  . . . . . . . . . . . . . .         $        --          $        --
Net Realized Loss  . . . . . . . . . . . . . . . .                  --                   --
                                                           -----------          -----------
 Net Decrease in Net Assets from Operations                         --                   --
                                                           -----------          -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions . . . . . . . . . . . . . . .           1,926,094            1,546,412
                                                           -----------          -----------
 INCREASE IN NET ASSETS  . . . . . . . . . . . . .           1,926,094            1,546,412
 NET ASSETS, BEGINNING OF PERIOD . . . . . . . . .                  --                   --
                                                           -----------          -----------
 NET ASSETS, END OF PERIOD . . . . . . . . . . . .         $ 1,926,094          $ 1,546,412
                                                           ===========          ===========
 Undistributed Net Investment Income                       $        --                   --
                                                           ===========          ===========

                                                               400                 2000
                                                            PROTECTED            PROTECTED
                                                             GROWTH               GROWTH
                                                             FUND II*             FUND II*
                                                           ------------         ------------
OPERATIONS:
Net Investment Income  . . . . . . . . . . . . . .         $        --          $        --
Net Realized Loss  . . . . . . . . . . . . . . . .                  --                   --
                                                           -----------          -----------
 Net Decrease in Net Assets from Operations                         --                   --
                                                           -----------          -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions . . . . . . . . . . . . . . .             983,600              820,344
                                                           -----------          -----------
 INCREASE IN NET ASSETS  . . . . . . . . . . . . .             983,600              820,344
 NET ASSETS, BEGINNING OF PERIOD . . . . . . . . .                  --                   --
                                                           -----------          -----------
 NET ASSETS, END OF PERIOD . . . . . . . . . . . .         $   983,600          $   820,344
                                                           ===========          ===========
 Undistributed Net Investment Income                       $        --                   --
                                                           ===========          ===========

                                                           TOTAL INDEX
                                                            PROTECTED
                                                             GROWTH
                                                             FUND II*
                                                           -----------
OPERATIONS:
Net Investment Income  . . . . . . . . . . . . . .         $        --
Net Realized Loss  . . . . . . . . . . . . . . . .                  --
                                                           -----------
 Net Decrease in Net Assets from Operations                         --
                                                           -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions . . . . . . . . . . . . . . .           8,125,471
                                                           -----------
 INCREASE IN NET ASSETS  . . . . . . . . . . . . .           8,125,471
 NET ASSETS, BEGINNING OF PERIOD . . . . . . . . .                  --
                                                           -----------
 NET ASSETS, END OF PERIOD . . . . . . . . . . . .         $ 8,125,471
                                                           ===========
 Undistributed Net Investment Income                       $        --
                                                           ===========


                                                               LS
                                                            PROTECTED
                                                             GROWTH
                                                             FUND II*
                                                           -----------
OPERATIONS:
Net Investment Income  . . . . . . . . . . . . . .         $        --
Net Realized Loss  . . . . . . . . . . . . . . . .                  (3)
                                                           -----------
 Net Decrease in Net Assets from Operations                         (3)
                                                           -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Net Increase in Net Assets Resulting from Capital
  Share Transactions . . . . . . . . . . . . . . .             718,594
                                                           -----------
 INCREASE IN NET ASSETS  . . . . . . . . . . . . .             718,591
 NET ASSETS, BEGINNING OF PERIOD . . . . . . . . .                  --
                                                           -----------
 NET ASSETS, END OF PERIOD . . . . . . . . . . . .         $   718,591
                                                           ===========
 Undistributed Net Investment Income                                --
                                                           ===========

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Changes in Net Assets
For the Period Ended December 31, 2003

* Commencement of operations for Series I and Series II is April 17, 2003 and October 2, 2003, respectively.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from April 17, 2003* to December 31, 2003
The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

                                                        BLUE         GREEN
                                                       SHARES        SHARES
                                                       ------        ------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .     $10.00        $10.00
                                                       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**. . . . . . . . . . . . . . .      (0.19)        (0.19)
Net Realized and Unrealized Gain . . . . . . . . .         --(b)         --(b)
                                                       ------        ------
  Total Loss from Investment Operations  . . . . .      (0.19)        (0.19)
                                                       ------        ------
Net Asset Value, End of Period . . . . . . . . . .     $ 9.81        $ 9.81
                                                       ======        ======
Total Return (a) . . . . . . . . . . . . . . . . .      (2.00)%       (2.00)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . .     $4,092        $  582
Ratio of Expenses to Average Net Assets. . . . . .       5.29%***      5.29%***
Ratio of Net Investment Loss to Average Net Assets      (2.80)%***    (2.80)%***
Portfolio Turnover Rate. . . . . . . . . . . . . .         48%           48%

Principal Protected 500 Series I


Principal Protected 100 Series I

                                                        BLUE          GREEN
                                                       SHARES        SHARES
                                                       ------        ------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .     $10.00        $10.00
                                                       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**. . . . . . . . . . . . . . .      (0.22)        (0.22)
Net Realized and Unrealized Gain . . . . . . . . .       0.16          0.16
                                                       ------        ------
  Total Loss from Investment Operations  . . . . .      (0.06)        (0.06)
                                                       ------        ------
 Less Distributions:
  Distributions from Net Realized Gains. . . . . .      (0.02)        (0.02)
  Distributions from Paid-in Capital . . . . . . .      (0.04)        (0.04)
                                                       ------        ------
  Total Distributions  . . . . . . . . . . . . . .      (0.06)        (0.06)
                                                       ------        ------
Net Asset Value, End of Period . . . . . . . . . .     $ 9.88        $ 9.88
                                                       ======        ======
Total Return (a) . . . . . . . . . . . . . . . . .      (0.74)%       (0.74)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . .     $2,490        $   99
Ratio of Expenses to Average Net Assets. . . . . .       5.86%***      5.86%***
Ratio of Net Investment Loss to Average Net Assets      (3.27)%***    (3.27)%***
Portfolio Turnover Rate. . . . . . . . . . . . . .         63%           63%


*   Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
*** Annualized.
(a) Total return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

(b) Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS

Financial Highlights
Period from April 17, 2003* to December 31, 2003


The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented


Principal Protected 2000 Series I

                                                        BLUE          GREEN
                                                       SHARES        SHARES
                                                       ------        ------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .     $10.00        $10.00
                                                       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**. . . . . . . . . . . . . . .      (0.21)        (0.21)
Net Realized and Unrealized Gain . . . . . . . . .       0.31          0.32
                                                       ------        ------
  Total Income from Investment Operations  . . . .       0.10          0.11
                                                       ------        ------
 Less Distributions:
  Distributions from Net Realized Gains. . . . . .      (0.26)        (0.26)
                                                       ------        ------
Net Asset Value, End of Period . . . . . . . . . .     $ 9.84        $ 9.85
                                                       ======        ======
Total Return (a) . . . . . . . . . . . . . . . . .       0.87%         0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . .     $1,737        $  101
Ratio of Expenses to Average Net Assets. . . . . .       5.60%***      5.60%***
Ratio of Net Investment Loss to Average Net Assets      (3.05)%***    (3.05)%***
Portfolio Turnover Rate. . . . . . . . . . . . . .         69%           69%


                                                        BLUE          GREEN
                                                       SHARES        SHARES
                                                       ------        ------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .     $10.00        $10.00
                                                       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**. . . . . . . . . . . . . . .      (0.20)        (0.20)
Net Realized and Unrealized Gain . . . . . . . . .       0.16          0.17
                                                       ------        ------
  Total Loss from Investment Operations  . . . . .      (0.04)        (0.03)
                                                       ------        ------
 Less Distributions:
  Distributions from Net Realized Gains. . . . . .      (0.15)        (0.15)
                                                       ------        ------
Net Asset Value, End of Period . . . . . . . . . .     $ 9.81        $ 9.82
                                                       ======        ======
Total Return (a) . . . . . . . . . . . . . . . . .      (0.54)%       (0.44)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . .     $1,735        $   99
Ratio of Expenses to Average Net Assets. . . . . .       5.59%***      5.59%***
Ratio of Net Investment Loss to Average Net Assets      (3.03)%***    (3.03)%***
Portfolio Turnover Rate. . . . . . . . . . . . . .         61%           61%

Principal Protected 400 Series I


*   Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
*** Annualized.
(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares. The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from April 17, 2003* to December 31, 2003
The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented.


Principal Protected LS Series I

                                                        BLUE          GREEN
                                                       SHARES        SHARES
                                                       ------        ------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .     $10.00        $10.00
                                                       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**. . . . . . . . . . . . . . .      (0.19)        (0.19)
Net Realized and Unrealized Gain . . . . . . . . .       0.26          0.25
                                                       ------        ------
  Total Income from Investment Operations  . . . .       0.07          0.06
                                                       ------        ------
 Less Distributions:
  Distributions from Net Realized Gains. . . . . .      (0.15)        (0.15)
                                                       ------        ------
Net Asset Value, End of Period . . . . . . . . . .     $ 9.92        $ 9.91
                                                       ======        ======
Total Return (a) . . . . . . . . . . . . . . . . .       0.67%         0.57%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, End of Period (in Thousands) . . . . .     $1,311        $  100
Ratio of Expenses to Average Net Assets. . . . . .       5.17%***      5.17%***
Ratio of Net Investment Loss to Average Net Assets      (2.69)%***    (2.69)%***
Portfolio Turnover Rate. . . . . . . . . . . . . .        101%          101%


*   Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
*** Annualized.
(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.


The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $1,926
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      2.99%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.60%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.38)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%

500 Protected Growth Fund II


100 Protected Growth Fund II


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $1,546
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      3.00%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.59%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.42)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%


*   Commencement of operations.
**  Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.


The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

400 Protected Growth Fund II


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $  984
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      3.00%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.57%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.43)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $  820
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      3.00%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.51%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.49)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%

  2000 Protected Growth Fund II



*   Commencement of operations.
**  Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.


The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

Total Index Protected Growth Fund II

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $8,125
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      3.00%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.42%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.58)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%


LS Protected Growth Fund II


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .    $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.00
                                                                    ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .    $10.00
                                                                    ======
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . .      0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) . . . . . . . . . . . .    $  719
Ratio of Expenses to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .      2.99%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.44%**
Ratio of Net Investment Income to Average Net Assets:
 Before Expense Reimbursement. . . . . . . . . . . . . . . . . .     (2.54)%**
 After Expense Reimbursement . . . . . . . . . . . . . . . . . .      0.00%**
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .         0%


*   Commencement of operations.
**  Annualized.

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.


The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

A. ORGANIZATION: Black Diamond Funds (the "Trust") was organized as a Delaware Business Trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company.
 As of December 31, 2003, the Trust is comprised of two series ("Series I" and "Series II" ). Series I consists of five portfolios: Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I and Principal Protected LS Series I, while Series II is comprised of six portfolios: 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II (individually the "Fund" and collectively the "Funds"). The invesment objective of the Funds is to meet or exceed the performance of certain indexes over a seven-year period while protecting the value of a shareholder's principal investment in the Fund (including any sales load) at the end of the seven-year period (the "Protected Amount"). The indexes that were selected to be the Funds' benchmarks are as follows:

FUND                            BENCHMARK

Principal Protected 500
Series I.......                 Standard & Poor's 500 Composite Stock Index
Principal Protected 100
Series I.......                 Nasdaq-100 Index
Principal Protected 2000
Series I.......                 Russell 2000 Index
Principal Protected 400
Series I.......                 Standard & Poor's Mid-Cap 400 Index
Principal Protected LS
Series I.......                 CSFB/Tremont Hedge Fund Long-Short Equity Index
500 Protected Growth Fund II    Standard & Poor's 500 Composite Stock Index
100 Protected Growth Fund II    Nasdaq-100 Index
400 Protected Growth Fund II    Standard & Poor's Mid-Cap 400 Index
2000 Protected Growth Fund
II.............                 Russell 2000 Index
Total Index Protected Growth
Fund II........                 Wilshire 5000 Total Market Index
LS Protected Growth Fund II     CSFB/Tremont Hedge Fund Long-Short Equity Index


The offering period for Series I and Series II was February 20, 2003 through June 20, 2003 and September 2, 2003 through December 29, 2003, respectively. Each Fund in Series I was seeded with $20,000 in capital and 2,000 in seed shares by Black Diamond Asset Management LLC ( the "Adviser"). Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I and October 2, 2003 for each Fund in Series II. The Investment Date, when the Adviser began investment operations to meet the Funds investment objectives, is July 7, 2003 and January 5, 2004 for Series I and Series II, respectively.

Each Fund in the Trust offers either a single class of shares (Series II ), or two classes of shares ( Series I ). Funds with two classes of shares offer Blue Shares and Green Shares. Each class of shares represents interest in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges.

B. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. SECURITY VALUATION. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq official closing price. Other OTC securities are valued at the

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board.

2. ZERO COUPON TREASURIES. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holders prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of purchase. The original issue discount on the zero coupon securities is amortized using the effective method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3. OPTIONS ON FIXED-INCOME, EQUITY SECURITIES AND INDICES. Each Fund may purchase or write exchange-traded or OTC call options on fixed-income securities, equity securities and stock indices. Principal Protected LS Series I
and LS Protected Growth Fund II (the "LS Funds") also  may   purchase
exchange-traded or OTC put options on fixed-income securities, equity securities and stock indices. The Funds may employ these investment strategies to enhance their performance or to hedge against a decline in the value of securities owned by the Funds. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. An additional risk of entering into options is the possibility of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. Risk may also arise upon entering into these OTC options from the potential inability of the counterparties to meet the terms of their contracts.

4. FUTURES. Each Fund may purchase or sell futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

5. OFFERING COSTS. The Adviser incurred $688,000 in offering costs for the Trust, of which $190,000 and $280,000 was allocated to Series I and Series II, respectively. The Adviser absorbed $246,177 of the offering costs incurred for Series II. Offering costs are deferred during the offering period and recorded as an expense on the Investment Date. Such costs are allocated by the Series on a pro rata basis amongst the Funds.

6. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

securities purchased are amortized using the effective interest method over their respective lives.

7. MULTIPLE CLASS ALLOCATIONS: Investment income and expenses (other than service and distribution fees) are allocated to each share class on a daily basis based upon net assets of that class.

C. ADVISER AND SUBADVISER FEE. Commencing with the Funds' Investment Dates, the Funds, except the LS Funds, pay the Adviser a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

Commencing with the Funds' Investment Dates, the LS Funds, pay the Adviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of each of the LS Funds at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

Commencing with the Funds' Investment Dates, the Funds except the LS Funds, pay Broadmark Asset Management, LLC (the "Subadviser") a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. Commencing with the Funds' Investment Dates, the LS Funds pay the Subadviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the respective LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

For Series II, the Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Index Fund so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each Index Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each Index Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by an Index Fund exceed 1% of its average daily net assets (or such other maximum aggregate fee permitted under the Advisory Agreement with the Subadviser). This arrangement will be in effect until the first anniversary of the Investment Dates.

D. TRUSTEE FEES. Each Trustee is paid an annual retainer fee of $8,000 for the
Trustee's service to the Trust.   In addition, each Trustee is paid a fee of
$3,000 for each Board meeting attended. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

E. DISTRIBUTOR. ALPS Distributors, Inc. (the "Distributor"), is the distributor of the shares of the Funds and provides distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Commencing with the Funds' Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% and 0.75% of average net assets for Series I and Series II, respectively. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Fund for the first three Funds, $800 per Fund for the next four Funds, and $600 for each Fund thereafter. The Trust will allocate the aggregate fee among the Funds based on each Fund's respective net assets.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

The following table shows the amount of sales loads for the period ended December 31, 2003:

                                             Sales Loads Paid

Series I                                Blue Shares       Green Shares
----------------------------------------------------------------------
Principal Protected 500 Series I           $193,367           $262,650
Principal Protected 100 Series I            141,394              6,420
Principal Protected 2000 Series I            78,792                 --
Principal Protected 400 Series I             80,562                 --
Principal Protected LS Series I              79,341              9,000


Series II                             Sales Loads Paid
-------------------------------------------------------

500 Protected Growth Fund II                   $67,075

100 Protected Growth Fund II                    52,664

400 Protected Growth Fund II                    31,694

2000 Protected Growth Fund II                   24,780

Total Index Protected Growth Fund II           173,264

LS Protected Growth Fund II                      7,051

F. SHAREHOLDER SERVICE FEE: Commencing with the Funds' Investment Dates, the Funds other than the LS Funds pay up to 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. Commencing with the Funds' Investment Dates, the LS Funds pay up to 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

G. ADMINISTRATION FEE: The Funds pay an administrative fee of .20% of the average daily net assets with a minimum fee per Fund. The Adviser has agreed to bear the cost of any amount in excess of the basis point fee.

H. ALLOCATION OF EXPENSES: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets of the Funds.

I. REIMBURSEMENT OF EXPENSES: For Series II, the Adviser has reimbursed $33,823 of expenses in excess of investment income earned during the offering period (September 2, 2003 through December 29, 2003).

J. PURCHASES AND SALES OF SECURITIES: For the period ended December 31, 2003, purchases and sales of investment securities, excluding short term investments, are as follows:

FUND                               PURCHASES      SALES
-----------------------------------------------------------

Principal Protected 500 Series I   $6,295,523   $1,987,911
Principal Protected 100 Series I    4,104,633    1,685,559
Principal Protected 2000 Series I   2,976,685    1,311,523
Principal Protected 400 Series I    2,827,293    1,154,187
Principal Protected LS Series I     3,103,649    1,743,530


Series II did not have any purchase or sales of investments other than short term investments for the period ended December 31, 2003.

K. FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid may differ from the character of distributions shown on the Statements

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during the period April 17, 2003 to December 31, 2003 are as follows:

                                   DISTRIBUTED     DISTRIBUTED
                                    ORDINARY        LONG-TERM      DISTRIBUTED
FUND                                 INCOME        CAPITAL GAIN      CAPITAL

Principal Protected 100 Series I     $ 5,209         $   --          $ 13,282
Principal Protected 2000 Series I     45,841          9,601                --
Principal Protected 400 Series I      24,872          7,469                --
Principal Protected LS Series I       31,642          3,589                --

As of December 31, 2003, the components of accumulated earnings on a tax basis are as follows:


                                        UNDISTRIBUTED
                                       ORDINARY INCOME
FUND

Principal Protected 500 Series I          $    --
Principal Protected 100 Series I               --
Principal Protected 2000 Series I          18,812
Principal Protected 400 Series I            9,523
Principal Protected LS Series I            16,133

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. The book/tax differences are either considered temporary or permanent in nature. As of December 31, 2003, the Funds had permanent differences attributable to non-deductible offering and organizational costs and a net operating loss. Reclassifications of permanent differences as of December 31, 2003, are as follows:


                               UNDISTRIBUTED
                                    NET        UNDISTRIBUTED
                                 INVESTMENT       CAPITAL          PAID-IN
FUND                               INCOME           GAIN           CAPITAL

Principal Protected 500
Series I.......                   $ 96,180       $ (29,358)       $ (66,822)
Principal Protected 100
Series I.......                     68,377         (22,309)         (46,068)
Principal Protected 2000
Series I.......                     44,306         (14,959)         (29,347)
Principal Protected 400
Series I.......                     44,714         (15,125)         (29,589)
Principal Protected LS Series I     38,633         (5,896)          (32,737)


As of December 31, 2003, the Funds had no capital loss carryforwards or post-October losses.


As of December 31, 2003, the cost of investments for federal income tax purposes and gross unrealized appreciation (depreciation) of investments is as follows:

                                                                  Aggregate gross    Aggregate gross          Net
                                                 Federal income      unrealized        unrealized           unrealized
Fund                                                tax cost        appreciation      depreciation         depreciation
Principal Protected 500 Series I                   $ 4,337,763      $ 47,496           $ (126,379)          $(78,883)
Principal Protected 100 Series I                     2,412,422        39,133              (69,988)           (30,855)
Principal Protected 2000 Series I                    1,700,496        20,304              (49,126)           (28,822)
Principal Protected 400 Series I                     1,680,607        12,947              (48,927)           (35,980)
Principal Protected LS Series I                      1,299,241        20,303              (36,570)           (16,267)

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

I. CAPITAL SHARE TRANSACTIONS: Transactions in Series I Fund shares for the period April 17, 2003 to December 31, 2003, and transactions in Series II Fund shares for the period October 2, 2003 to December 31, 2003, are as follows:

                                                                                        Shares
                                                               ------------------------------------------------------------
                                                                         Issued as
                                                                        Reinvestment
                                                                Sold    of Dividends     Redeemed   Net Increase/(Decrease)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Blue Shares                 539,168        --         (122,418)         416,750
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Green Shares                 94,312        --          (35,470)          58,842
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Silver Shares*                   --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Gold Shares*                     --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Blue Shares                 416,499     1,661         (166,617)         251,543
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Green Shares                 28,664       140          (19,272)           9,532
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Silver Shares*                   --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Gold Shares*                     --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Blue Shares                267,394     5,080          (96,534)         175,940
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Green Shares                 9,575       262             (102)           9,735
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Silver Shares*                  --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Gold Shares*                    --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Blue Shares                 274,230     2,971         (100,791)         176,410
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Green Shares                  9,575       149             (101)           9,623
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Silver Shares*                   --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Gold Shares*                     --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Blue Shares                  253,042     2,942         (124,323)         131,661
---------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Green Shares                  38,561       578          (29,516)           9,623
---------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Silver Shares*                    --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Gold Shares*                      --        --             (500)            (500)
---------------------------------------------------------------------------------------------------------------------------
500 Protected Growth Fund II                                  196,860        --           (4,250)         192,610
---------------------------------------------------------------------------------------------------------------------------
100 Protected Growth Fund II                                  158,890        --           (4,250)         154,640
---------------------------------------------------------------------------------------------------------------------------
400 Protected Growth Fund II                                  103,566        --           (5,206)          98,360
---------------------------------------------------------------------------------------------------------------------------
2000 Protected Growth Fund II                                  86,319        --           (4,285)          82,034
---------------------------------------------------------------------------------------------------------------------------
Total Index Protected Growth Fund II                          815,548        --           (3,001)         812,547
---------------------------------------------------------------------------------------------------------------------------
LS Protected Growth Fund II                                    71,863        --                (2)         71,861
---------------------------------------------------------------------------------------------------------------------------

                                                                                                    Dollars
                                                               ---------------------------------------------------------------------
                                                                            Issued as
                                                                          Reinvestment
                                                                Sold      of Dividends       Redeemed     Net Increase/(Decrease)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Blue Shares                 $ 5,393,701           --       $(1,184,341)    $4,209,360
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Green Shares                    943,266           --          (343,447)       599,819
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Silver Shares*                       --           --            (4,750)        (4,750)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Gold Shares*                         --           --            (4,750)        (4,750)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Blue Shares                   4,167,522       16,296        (1,613,580)     2,570,238
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Green Shares                    286,783        1,373          (189,922)        98,234
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Silver Shares*                       --           --            (4,823)        (4,823)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Gold Shares*                         --           --            (4,823)        (4,823)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Blue Shares                  2,675,494       49,831          (956,124)     1,769,201
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Green Shares                    95,754        2,571            (1,016)        97,309
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Silver Shares*                      --           --            (4,866)        (4,866)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Gold Shares*                        --           --            (4,866)        (4,866)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Blue Shares                   2,743,826       29,147          (988,683)     1,784,290
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Green Shares                     95,754        1,464            (1,000)        96,218
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Silver Shares*                       --           --            (4,827)        (4,827)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Gold Shares*                         --           --            (4,827)        (4,827)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Blue Shares                    2,532,060       29,092        (1,223,320)     1,337,832
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Green Shares                     385,916        5,714          (296,047)        95,583
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Silver Shares*                        --           --            (4,846)        (4,846)
------------------------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Gold Shares*                          --           --            (4,846)        (4,846)
------------------------------------------------------------------------------------------------------------------------------------
500 Protected Growth Fund II                                    1,968,604           --           (42,510)     1,926,094
------------------------------------------------------------------------------------------------------------------------------------
100 Protected Growth Fund II                                    1,588,912           --           (42,500)     1,546,412
------------------------------------------------------------------------------------------------------------------------------------
400 Protected Growth Fund II                                    1,035,657           --
------------------------------------------------------------------------------------------------------------------------------------
2000 Protected Growth Fund II                                     863,194           --           (42,850)       820,344
------------------------------------------------------------------------------------------------------------------------------------
Total Index Protected Growth Fund II                            8,155,479           --           (30,008)     8,125,471
------------------------------------------------------------------------------------------------------------------------------------
LS Protected Growth Fund II                                       718,624           --               (30)       718,594
------------------------------------------------------------------------------------------------------------------------------------

* Silver and Gold Shares have been discontinued.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

L. OPTIONS TRANSACTIONS: Call options written for the period April 17, 2003 to December 31, 2003, are for the Principal Protected 100 Series I Fund:

                                                    Number of         Premiums
                                                    Contracts         Received
--------------------------------------------------------------------------------

Options outstanding April 17, 2003                      --            $     --

Options written                                         24              27,944
Options terminated in closing transaction              (24)            (27,944)
                                                    ------            -------
Options outstanding at December 31, 2003                --            $    --


M. SUBSEQUENT EVENT: Effective February 3, 2004, the Principal Protected LS Series 1, Total Index Protected Growth Fund II and LS Protected Growth II have changed their benchmark to be the S&P 500 Index.


Effective February 3, 2004, the Funds trustees voted to allow the Fund to enter into futures.


Effective February 13, 2004, the Black Diamond Funds have changed their name to the AGILEX Funds. The following table shows the new names of each fund:

      Old Fund Name                                           New Fund Name
Black Diamond Principal Protected 500 Series I            Agilex Principal Protected 500 Series I
Black Diamond Principal Protected 100 Series I            Agilex Principal Protected 100 Series I
Black Diamond Principal Protected 2000 Series I           Agilex Principal Protected 2000 Series I
Black Diamond Principal Protected 400 Series I            Agilex Principal Protected 400 Series I
Black Diamond Principal Protected LS Series I             Agilex Principal Protected LS Series I
Black Diamond 500 Protected Growth Fund II                Agilex 500 Protected Growth Fund II
Black Diamond 100 Protected Growth Fund II                Agilex 100 Protected Growth Fund II
Black Diamond 400 Protected Growth Fund II                Agilex 400 Protected Growth Fund II
Black Diamond 2000 Protected Growth Fund II               Agilex 2000 Protected Growth Fund II
Black Diamond Total Index Protected Growth Fund II        Agilex Total Index Protected Growth Fund II
Black Diamond LS Protected Growth Fund II                 Agilex LS Protected Growth Fund II

BLACK DIAMOND FUNDS
Report of Independent Auditors
December 31, 2003
To the Shareholders and Board of Trustees of Black Diamond Funds


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Black Diamond Funds (the "Fund") comprising Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I, and Principal Protected LS Series I (collectively, "Series I Funds"), and 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II (collectively, "Series II Funds") as of December 31, 2003, and the related statements of operations and changes in net assets and financial highlights for the period April 17, 2003 (commencement of operations) to December 31, 2003 for Series I Funds and October 2, 2003 (commencement of operations) to December 31, 2003 for Series II Funds. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series I Funds and Series II Funds which constitute Black Diamond Funds as of December 31, 2003, and the results of their operations, the changes in their net assets and financial highlights for the period April 17, 2003 to December 31, 2003 for Series I Funds and October 2, 2003 to December 31, 2003 for Series II Funds, in conformity with accounting principles generally accepted in the United States of America.





DELOITTE & TOUCHE LLP

New York, New York


February 27, 2003

BLACK DIAMOND FUNDS
Trustees and Officers


TRUSTEES
-----------------------------
                                                                                        Number of Funds         Position with
NAME, ADDRESS AND AGE                   Principal Occupation During Past 5 Years        of Trust Overseen       the Trust
-----------------------------
INTERESTED TRUSTEE
Larry B. Schweiger                      Chairman of Unisysn Companies, Inc., from             11                None
1200 South Pine Island Road             1989 through 2003. Chairman and Chief
Suite 300                               Executive Officer of Black Diamond LLC and
Plantation, FL 33324                    Black Diamond Asset Management LLC since
Age: 48                                 2002. Trustee since 2002.


DISINTERESTED TRUSTEES
R. Carol Casey                          Senior V.P. Inst. Business Group, Strong
P.O. Box 147                            Capital Management (12/00-10/01); Chief
New Port Richey, FL 34656               Investment Officer, Massachusetts Pension
Age: 51                                 Reserve Investment Management Bd. (7/99-
                                        9/00); Chief Investment Officer, Maryland
                                        State Retirement Agency (9/91-6/99). Trustee
                                        since 2003.                                           11                None

Ali Fatemi, Ph. D.                      Chairman, Department of Finance, DePaul
2425 N. Orchard                         University (1998 to Present); Head, Department
Chicago, IL 60614                       of Finance, Kansas State University (1980-
Age: 54                                 1998). Trustee since 2003.                            11                None


OFFICERS
-----------------------------
                                                                                        Number of Funds         Position with
NAME, ADDRESS AND AGE                   Principal Occupation During Past 5 Years        of Trust Overseen       the Trust
-----------------------------
Larry B. Schweiger                      Chairman of Unisyn Companies, Inc., from
1200 South Pine Island Road             1989 through 2003. Chairman of Black
Suite 300                               Diamond LLC and Black Diamond Asset                                     Chairman and Chief
Plantation, FL 33324                    Management LLC since 2002. Trustee since                                Executive Officer
Age: 48                                 2002.                                                 11                since 2003


Charles F. Fistel                       Managing Member of Black Diamond LLC and
1200 South Pine Island Road             Black Diamond Asset Management LLC since
Suite 300                               2002. Managing Partner of Unisyn Companies,                             Secretary and Chief
Plantation, FL 33324                    Inc. from 1999 to 2002. Prior thereto,                                  Financial Officer
Age: 42                                 Executive Vice President of Viragen, Inc.             11                since 2003



Robert M. Gunville                      Chief Operating Officer of Black Diamond
1200 South Pine Island Road             Asset Management LLC since 2003. Chief
Suite 300                               Operating Officer of the Citizens Funds from                            Chief Operating
Plantation, FL 33324                    2000 to 2003. Before then, Vice President                               Officer
Age: 42                                 of Scudder Kemper Investments.                        11                since 2003

ITEM 2. CODE OF ETHICS.
-----------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller. The Registrant did not make any amendments to its code of ethics during the covered period. The Registrant did not grant any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at 1-866-726-1700.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The Registrant's Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant's financial statements, supervision of the Registrant's preparation of its financial statements, and oversight of the work of the Registrant's independent auditors.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

         (a) AUDIT FEE: The aggregate fees billed for the fiscal year ended December 31, 2003 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $92,500.

         (b) AUDIT-RELATED FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) was $0.

         (c) TAX FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning was $22,000.

         (d) ALL OTHER FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) was $9,750. These services relate primarily to the independent verification by the principal accountant of certain securities held by the Registrant's Series I Funds in connection with receiving a rating for these funds.

         (e)(1) PRE-APPROVAL POLICIES AND PROCEDURES. The Registrant's Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

         (e)(2)   PERCENTAGE OF SERVICES APPROVED BY AUDIT COMMITTEE:

                       (a)  100%

                       (b) Not applicable.

                       (c) Not applicable.

                       (d) 100%

         (f)      Not applicable.

         (g) AGGREGATE NON-AUDIT SERVICES: The aggregate non-audit fees billed during the fiscal year ended December 31, 2003 by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant was $31,750.

         (h)      Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the Registrant.


ITEM 6. [RESERVED]
------------------

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
--------------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the Registrant.


ITEM 8. [RESERVED]
------------------


ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "Act")), the principal executive officer and the principal financial officer of the Registrant have concluded that such disclosure controls and procedures as of March 1, 2004 are effective in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second half of its last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.
------------------

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

(a)(2) The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b) The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            AGILEX FUNDS
Date:  March 1, 2004

                                            /s/ LARRY B. SCHWEIGER
                                            ----------------------
                                            Larry B. Schweiger, Chief Executive
                                            Officer and President


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  March 1, 2004

                                            /S/ LARRY B. SCHWEIGER
                                            ----------------------
                                            Larry B. Schweiger, Chief Executive
                                            Officer and President


Date:  March 1, 2004

                                            /S/ CHARLES F. FISTEL
                                            ---------------------
                                            Charles F. Fistel, Chief Financial
                                            Officer and Treasurer

                                                                 EX.99.CODE ETH


EXHIBIT A(1)


                             CODE OF BUSINESS ETHICS
                             -----------------------
                                     FOR THE
                                     -------
                  PRINCIPAL EXECUTIVE OFFICER AND TREASURER OF
                  --------------------------------------------
                               BLACK DIAMOND FUNDS
                               -------------------


I.    COVERED OFFICERS AND PURPOSES OF THIS CODE
      ------------------------------------------

      This code of ethics ("Code") applies to the Principal Executive Officer and the Treasurer (the "Covered Officers") of Black Diamond Funds (the "Trust"). The Code serves to promote:

      (a) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      (b) full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

      (c)  compliance   with  applicable   laws  and   governmental   rules  and
           regulations;

      (d) the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

      (e)  accountability for adherence to the Code.

      Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.   COVERED  OFFICERS  SHOULD  RESOLVE  ETHICALLY  ANY ACTUAL OR APPARENT
      ---------------------------------------------------------------------
      CONFLICTS OF INTEREST
      ---------------------

      For purposes of this Code, a "conflict of interest" occurs when a Covered Officer's "personal interests" interfere with the interests of, or his or her service to, the Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of the Covered Officer's position with the Trust.

      Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended ("1940 Act"), and the Investment Advisers Act of 1940, as amended ("Advisers Act"). For example, Covered Officers may not engage individually in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust.

      Conflicts also may arise from a Covered Officer's position or employment at Black Diamond Asset Management, LLC ("BDAM"), the Trust's investment adviser, and his or her position with the Trust. This Code recognizes that the Covered Officers, in the normal course of their duties (whether formally for the Trust or for BDAM), will be involved in establishing policies and implementing decisions that will have different effects on BDAM and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and BDAM and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Thus, if performed in conformity with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

      Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the 1940 Act and the Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust. Thus, a Covered Officer should not:

      (a) use personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby the Covered Officer would benefit personally to the detriment of the Trust; or

      (b) cause the Trust to take action, or fail to take action, for the personal benefit of the Covered Officer, rather than the benefit of the Trust.

      At times, certain situations may arise that may or may not be considered conflicts of interest under this Code. Covered Officers are encouraged to discuss such situations with legal counsel to the Trust if they are concerned that the situation poses a conflict of interest to him or her. Examples of these types of situations include:

      (a)  service as director on the board of any public or private company;

      (b)  the receipt of any non-nominal gifts;

      (c) the receipt of any entertainment from any company with which the Trust has current or prospective business dealings, unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

      (d)  any   ownership   interest  in,  or  any   consulting  or  employment
           relationship with, any of the Trust's service providers, other than BDAM, or any affiliated person thereof; and

      (e) a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.  DISCLOSURE AND COMPLIANCE
      -------------------------

      It is Trust policy to make full, fair, accurate, timely and understandable disclosure in compliance with all applicable laws and regulations in all reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in all other public communications made by the Trust. Covered Officers are required to promote compliance with this policy by all employees and to abide by Trust standards, policies and procedures designed to promote compliance with this policy. Thus, a Covered Officer shall

      (a) familiarize himself or herself with the disclosure requirements generally applicable to the Trust;

      (b) not knowingly misrepresent, or cause others to misrepresent, facts regarding the Trust to others, whether within or outside the Trust, including to the Trust's Trustees and auditors, and to governmental regulators and self-regulatory organizations;

      (c) to the extent appropriate, within his or her area of responsibility, consult with other officers and employees of the Trust and BDAM with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust; and

      (d) promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.   REPORTING AND ACCOUNTABILITY
      ----------------------------

      Each Covered Officer must:

      (a) upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

      (b) annually thereafter affirm to the Board that he or she has complied with the requirements of the Code;

      (c) not retaliate against any other Covered Officer or any employee of the Trust or their affiliated persons for reports of potential violations that are made in good faith;

      (d) notify the Audit Committee ("Committee") promptly if he or she knows of any violation of this Code (failure to do so is itself a violation of the Code); and

      (e) report at least annually any affiliations or other relationships related to conflicts of interest in accordance with the Trust's Trustees and Officers Questionnaire.

      The Committee is responsible for applying this Code to any specific situations presented to it and has the authority to interpret this Code in any particular situation. Any approvals or waivers sought by Covered Officers shall be considered by the Committee.

      The Committee in investigating and enforcing this Code will use the following procedures:

      (a) the Committee will take all appropriate action to investigate any potential violations reported to the Committee;

      (b)  if,  after  such  investigation,   the  Committee  believes  that  no
           violation has occurred, no further action is required;

      (c) if the Committee believes that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

      (d)  the  Committee  will  be  responsible   for  granting   waivers,   as
           appropriate; and

      (e) any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

      The Committee may retain appropriate counsel or other experts to assist and to perform the foregoing duties and its other duties under this Code.

V.    OTHER POLICIES AND PROCEDURES
      -----------------------------

      This Code shall be the sole code of ethics adopted by the Trust for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Any other policies or procedures of the Trust, BDAM, or other service providers that govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code are to be interpreted and enforced in conjunction with this Code. The codes of ethics under Rule 17j-1 under the 1940 Act for the Trust and BDAM contain separate requirements applying to the Covered Officers and others and are not part of this Code.

VI.   AMENDMENTS
      ----------

      Any amendments to this Code must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.  CONFIDENTIALITY
      ---------------

      All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board and its legal counsel, Trust counsel and BDAM.

VIII. INTERNAL USE
      ------------

      The Code is intended solely for internal use by the Trust and does not constitute an admission, by or on behalf of the Trust, as to any fact, circumstance, or legal conclusion.



Date:   December 17, 2003

                                                                     EX.99.CERT

EXHIBIT (A)2
------------

                                 CERTIFICATIONS
                                 --------------

I, Larry B. Schweiger, certify that:

1.    I have reviewed this report on Form N-CSR of the AGILEX Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  [omitted];

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d)  Disclosed  in this  report  any change in the  registrant's  internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  March 1, 2004

                                            /s/ LARRY B. SCHWEIGER
                                            ----------------------
                                            Larry B. Schweiger
                                            Chief Executive Officer
                                            and President

                                 CERTIFICATIONS
                                 --------------

I, Charles F. Fistel, certify that:

1.    I have reviewed this report on Form N-CSR of the AGILEX Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  [omitted];

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d)  Disclosed  in this  report  any change in the  registrant's  internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  March 1, 2004

                                            /s/ Charles F. Fistel
                                            ---------------------
                                            Charles F. Fistel
                                            Chief Financial Officer and
                                            Treasurer

                                                                  EX.99.906CERT

EXHIBIT B
---------

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT
         ---------------------------------------------------------------

         Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, the undersigned officer of the AGILEX Funds, does hereby certify, to the best of his knowledge, that the report on Form N-CSR of the AGILEX Funds for the year ended December 31, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the AGILEX Funds for the stated period.


/s/ Larry B. Schweiger
----------------------
Larry B. Schweiger
Chief Executive Officer and
President
AGILEX Funds

/s/ Charles F. Fistel
---------------------
Charles F. Fistel
Chief Financial Officer and
Treasurer
AGILEX Funds

Date: March 1, 2004
-------------------


This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by the AGILEX Funds as part of the report or as a separate disclosure document.